Schedule of investments
Optimum Large Cap Value Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.69%♣
Communication Services — 3.78%
Alphabet Class A	64,311	$ 22,982,822
Comcast Class A	212,559	5,218,324
Fox Class A	171,463	8,943,510
Meta Platforms Class A	20,422	11,503,508
Verizon Communications	177,047	7,496,170
Walt Disney	151,005	14,534,231
		70,678,565
Consumer Discretionary — 9.27%
Amazon.com †	408,006	97,244,150
Darden Restaurants	48,366	9,963,880
General Motors	141,343	10,894,718
Lowe's	118,180	26,057,508
Marriott International Class A	39,672	14,702,046
TJX	96,189	14,572,634
		173,434,936
Consumer Staples — 3.56%
Coca-Cola Europacific Partners	57,689	5,772,938
Kenvue	111,304	2,127,020
Kimberly-Clark	69,274	7,604,207
Mondelez International Class A	177,842	10,286,381
PepsiCo	141,348	19,138,519
Philip Morris International	44,707	8,087,943
Procter & Gamble	64,201	9,414,435
Reckitt Benckiser Group	63,688	4,148,229
		66,579,672
Energy — 5.70%
Chevron	64,681	10,721,523
ConocoPhillips	242,991	25,261,344
EOG Resources	117,360	15,225,113
Expand Energy	56,807	5,180,230
Exxon Mobil	282,497	38,622,990
SLB	249,890	11,617,386
		106,628,586
Financials — 22.41%
American Express	75,577	25,563,920
Aon Class A	38,166	12,659,281
Ares Management Class A	26,591	2,959,844
Bank of America	355,636	20,264,139
Berkshire Hathaway Class B †	32,780	16,402,784
Blackrock	27,300	26,250,588
Charles Schwab	137,969	12,730,400
Chubb	44,057	15,011,982
Citigroup	112,637	15,764,674
Goldman Sachs Group	16,842	17,033,494
Hartford Insurance Group	110,784	14,681,096
Intercontinental Exchange	84,084	10,351,581
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
JPMorgan Chase & Co.	229,655	$ 75,172,971
KKR & Co.	101,892	9,351,648
Marsh & McLennan	76,434	12,739,255
Morgan Stanley	94,175	19,686,342
Nasdaq	178,629	14,079,538
PNC Financial Services Group	49,108	12,091,372
Progressive	81,713	17,850,205
State Street	43,827	7,433,059
Travelers	95,395	31,491,797
Truist Financial	73,446	3,659,080
Wells Fargo & Co.	315,856	26,102,340
		419,331,390
Healthcare — 11.75%
Abbott Laboratories	254,045	23,052,043
AbbVie	88,400	22,244,976
Amgen	24,076	8,718,401
Becton, Dickinson and Co.	43,214	6,539,575
Cencora	34,339	9,717,250
Cigna Group	81,190	22,382,459
Elevance Health	21,960	8,492,591
Gilead Sciences	111,270	14,057,852
Humana	21,984	8,732,484
Johnson & Johnson	92,442	23,477,495
McKesson	24,773	18,718,479
Medline Class A †	103,755	4,092,097
Merck & Co.	141,119	18,133,791
Pfizer	237,510	5,719,241
Thermo Fisher Scientific	21,992	11,025,909
UnitedHealth Group	35,533	14,768,581
		219,873,224
Industrials — 16.04%
Boeing †	123,400	26,712,398
Carrier Global	148,399	10,885,067
Caterpillar	7,814	8,321,129
CSX	343,604	16,331,498
Delta Air Lines	190,053	17,800,364
Eaton	26,122	11,131,107
Equifax	43,066	6,835,436
General Dynamics	37,892	13,422,862
Honeywell Aerospace †	39,731	8,783,840
Honeywell International	39,732	8,895,883
Illinois Tool Works	31,707	8,575,792
Northrop Grumman	13,297	6,772,295
Otis Worldwide	118,739	8,501,712
Owens Corning	53,971	8,579,230
PACCAR	85,853	10,312,662
Parker-Hannifin	22,967	22,464,482
Quanta Services	21,753	15,663,030
Rockwell Automation	33,681	16,674,789
NQ- OPTLV [0626] 0826 (5831270)    1

Schedule of investments
Optimum Large Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
RTX	216,907	$ 41,153,765
Textron	100,188	9,190,245
Trane Technologies	5,416	2,660,123
Union Pacific	55,730	15,158,560
WW Grainger	3,908	5,316,443
		300,142,712
Information Technology — 15.38%
Accenture Class A	8,608	1,071,180
Analog Devices	49,521	19,668,256
Apple	215,321	62,305,285
Broadcom	30,477	11,512,687
Cisco Systems	242,429	28,475,710
KLA	94,895	28,630,770
Micron Technology	12,291	14,187,378
Microsoft	164,449	61,342,766
Motorola Solutions	24,791	10,295,454
NXP Semiconductors	47,577	13,370,564
ON Semiconductor †	60,196	5,690,930
Oracle	15,150	2,220,232
Qnity Electronics	49,881	8,146,066
Salesforce	21,221	3,324,482
Seagate Technology Holdings	4,616	4,454,440
Texas Instruments	43,854	13,071,562
		287,767,762
Materials — 3.12%
CRH	77,087	8,248,309
DuPont de Nemours	33,254	4,510,568
Freeport-McMoRan	185,760	11,682,446
Linde	40,590	21,063,775
Martin Marietta Materials	22,508	12,980,364
		58,485,462
Real Estate — 2.33%
American Tower	44,209	7,231,266
Equity LifeStyle Properties	68,715	4,428,682
Prologis	168,761	22,862,053
Public Storage	28,439	9,052,418
		43,574,419
Utilities — 5.35%
American Electric Power	31,788	4,348,916
Constellation Energy	25,807	6,409,685
Dominion Energy	185,624	12,676,263
Duke Energy	212,076	26,844,580
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
NextEra Energy	201,806	$ 17,712,513
PG&E	556,665	9,363,105
Southern	122,894	11,762,185
Xcel Energy	135,927	10,914,938
		100,032,185
Total Common Stocks (cost $1,299,606,229)		1,846,528,913

Short-Term Investments — 1.10%
Money Market Mutual Funds — 1.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	5,143,492	5,143,492
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	5,143,494	5,143,494
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	5,143,494	5,143,494
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	5,143,494	5,143,494
Total Short-Term Investments (cost $20,573,974)		20,573,974

Total Value of Securities—99.79% (cost $1,320,180,203)		1,867,102,887
Receivables and Other Assets Net of Liabilities—0.21%		3,906,323
Net Assets Applicable to 87,359,493 Shares Outstanding—100.00%		$1,871,009,210
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- OPTLV [0626] 0826 (5831270)